SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Intangible assets Gross	$ 346,804
Less - Accumulated amortization
Intangible assets net	$ 346,804
Developed Technology Honeydrip [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Useful Life in Years	5 years
Intangible assets Gross	$ 102,357
Less - Accumulated amortization
Intangible assets net	$ 102,357
Developed Technology Magiclytics [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Useful Life in Years	0 years
Intangible assets Gross	$ 244,447
Less - Accumulated amortization
Intangible assets net	$ 244,447